Audit Information	12 Months Ended
Jun. 30, 2026
Auditor [Line Items]
Auditor Name	Enrome LLP
Auditor Firm ID	6907
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of E-Home Household Service Holdings Limited and its subsidiaries (the “Company”) as of June 30, 2026 and 2025, and the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity, and cash flows for each of the years ended June 30, 2026, 2025 and 2024, and the related notes and schedules (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2026 and 2025, and the results of its operations and its cash flows for each of the years ended June 30, 2026, 2025 and 2024, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).